Share Capital, Reserves and Retained Earnings - Disclosure of Disaggregation of Changes of OCI (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	€ 475	€ 497	€ (7,778)
Share of OCI of equity-method investees	111	(246)
Actuarial losses/gains on employees' leaving entitlement	(615)	573	(116)
Total	(29)	824	(7,894)
IAS 19 reserve [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	475	497	(7,778)
Share of OCI of equity-method investees	111	(246)
Total	586	251	(7,778)
Remeasurement of defined benefit obligation [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Actuarial losses/gains on employees' leaving entitlement	(615)	573	116
Total	€ (615)	€ 573	€ 116